Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Schedule of Deferred Income Tax

All figures in £ millions	2025	2024

Deferred income tax assets	58	52

Deferred income tax liabilities	(89)	(63)

Net deferred income tax liability	(31)	(11)

Schedule of Detailed Information about Unrecognised Tax Losses Explanatory	The expiry date and key geographic split of these losses is set out in the following table.

	Gross				Tax effected

Year ended 31 December 2025	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	411	14	425	–	86	3	89

Within 10-20 years	–	117	–	117	–	6	–	6

Available indefinitely	167	39	148	354	42	2	47	91

Total	167	567	162	896	42	94	50	186

	Gross				Tax effected

Year ended 31 December 2024	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	443	21	464	–	92	5	97

Within 10-20 years	–	135	–	135	–	7	–	7

Available indefinitely	167	38	161	366	42	2	52	96

Total	167	616	182	965	42	101	57	200

Schedule of Movement on Net Deferred Income Assets and Liabilities
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Accruals and other provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total

Deferred income tax assets/(liabilities)

At 1 January 2024	101	59	(114)	43	(152)	34	18	(11)

Exchange differences	(2)	–	–	–	–	–	(1)	(3)

Acquisitions and disposals of subsidiaries	–	–	–	–	–	–	–	–

Income statement benefit/(charge)	(23)	(2)	3	2	29	(16)	4	(3)

Tax charge in OCI/equity	–	7	(2)	–	–	–	1	6

At 31 December 2024	76	64	(113)	45	(123)	18	22	(11)

Exchange differences	–	(2)	–	(1)	–	–	–	(3)

Acquisitions and disposals of subsidiaries	–	–	–	–	(1)	–	–	(1)

Income statement benefit/(charge)	(10)	2	(6)	(2)	35	(18)	(8)	(7)

Tax charge in OCI/equity	–	(6)	(3)	–	–	–	–	(9)

At 31 December 2025	66	58	(122)	42	(89)	–	14	(31)